Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 95,774		¥ 96,162
Less: Accumulated depreciation	[1]	(48,691)		(42,055)
Property, equipment and equipment, net		47,083	$ 6,450	54,107
Building [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		25,712		25,712
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		31,013		29,343
Leaseholds improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		29,156		29,109
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		7,645		9,550
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 2,248		¥ 2,448

[1]	Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were RMB17,319, RMB12,413 and RMB10,269, respectively.